UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2011

Date of reporting period:	September 30, 2010

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund®
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

AEROSPACE & DEFENSE - 1.6%
Northrop Grumman Corp.	7,100	$430,473

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	6,615	441,154

APPAREL ACCESSORIES & LUXURY GOODS - 1.5%
VF Corp.	5,200	421,304

APPAREL RETAIL - 1.7%
American Eagle Outfitters, Inc.	30,900	462,264

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	19,400	441,544

BANKING-COMMERCIAL - 1.5%
Bank of Hawaii Corp.	9,000	404,280

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	7,700	414,799

BANKING-THRIFTS & MORTGAGE FINANCE - 1.5%
Hudson City Bancorp, Inc.	34,000	416,840

CHEMICALS-DIVERSIFIED - 1.6%
PPG Industries, Inc.	5,900	429,520

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	22,600	450,192

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	24,015	407,294

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	14,200	441,478

CONSUMER FINANCE - 1.5%
H & R Block, Inc.	31,100	402,745

CONSUMER PRODUCTS - 1.6%
Kimberly-Clark Corp.	6,750	439,088

DEPARTMENT STORES - 1.8%
JC Penney Co., Inc.	18,400	500,112

DISTRIBUTORS - 1.6%
Genuine Parts Co.	10,185	454,149

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	14,200	405,694

DIVERSIFIED FINANCIAL SERVICES - 1.7%
Broadridge Financial Solutions, Inc.	20,100	459,687

DIVERSIFIED MANUFACTURING OPERATIONS - 1.5%
Harsco Corp.	17,100	420,318

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Hubbell, Inc. Class B	8,800	446,600

ELECTRIC UTILITIES - 1.4%
PPL Corp.	14,500	394,835

ELECTRONIC EQUIPMENT MANUFACTURING - 1.5%
Molex, Inc.	19,900	416,507

ENERGY - 1.6%
Chevron Corp.	5,600	453,880

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	12,790	457,115

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	14,900	$424,948

FOOD & MEATS-PACKAGED - 1.6%
Kraft Foods, Inc. Class A	14,000	432,040

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	19,800	425,898

HEALTH CARE PRODUCTS - 1.6%
Baxter International, Inc.	9,400	448,474

HEALTH CARE TECHNOLOGY - 1.5%
Medtronic, Inc.	12,500	419,750

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.	13,600	430,848

HOUSEHOLD APPLIANCES - 1.7%
Snap-On, Inc.	10,200	474,402

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	19,425	442,113

INDEPENDENT POWER PRODUCERS & ENERGY - 1.5%
Constellation Energy Group, Inc.	12,900	415,896

INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	5,100	442,221

INDUSTRIAL MACHINERY - 1.7%
Eaton Corp.	5,620	463,594

INSURANCE BROKERS - 1.5%
Willis Group Holdings Plc (United Kingdom)	13,125	404,512

INSURANCE-MULTI-LINE - 1.7%
Chubb Corp.	8,100	461,619

INSURANCE-PROPERTY & CASUALTY - 1.5%
Mercury General Corp.	10,345	422,800

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	15,200	417,848

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	6,100	479,948

MEDIA-BROADCASTING & CABLE TV - 1.5%
Time Warner Cable, Inc.	7,700	415,723

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	7,500	441,300

OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc.	20,300	434,014

OIL & GAS-STORAGE & TRANSPORTATION - 1.6%
Spectra Energy Corp.	19,300	435,215

PACKAGING - 1.5%
MeadWestvaco Corp.	16,600	404,708

PAPER & PACKAGING - 1.6%
Sonoco Products Co.	13,600	454,784

PERSONAL PRODUCTS - 1.7%
Avon Products, Inc.	14,500	465,595

PHARMACEUTICALS - 1.5%
Johnson & Johnson	6,735	417,301

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	13,600	$449,616

RAILROADS - 1.7%
Norfolk Southern Corp.	7,800	464,178

REITS-STORAGE - 1.5%
Public Storage REIT	4,300	417,272

RESTAURANTS - 1.6%
McDonald’s Corp.	5,900	439,609

RETAIL - 1.6%
Mattel, Inc.	19,300	452,778

SEMICONDUCTORS - 1.7%
Microchip Technology, Inc.	14,600	459,170

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,770	454,700

STEEL - 1.5%
Nucor Corp.	10,900	416,380

TELECOMMUNICATION SERVICES-INTEGRATED - 1.6%
AT&T, Inc.	15,880	454,168

TOBACCO - 1.7%
Reynolds American, Inc.	7,705	457,600

TRUCKING - 1.5%
Ryder System, Inc.	9,400	402,038

UTILITIES-GAS - 1.6%
AGL Resources, Inc.	11,400	437,304

TOTAL INVESTMENTS - 94.9% (Cost $25,182,729)		26,192,236

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.1%		1,421,827

NET ASSETS - 100.0%		$27,614,063

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Meridian Growth Fund®
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.5%

AIR FREIGHT & LOGISTICS - 2.4%
Expeditors International of Washington, Inc.	877,000	$40,543,710

AUTOMOTIVE WHOLESALE SERVICES - 1.8%
Copart, Inc.*	898,400	29,620,248

BANKING - 0.5%
CVB Financial Corp.	1,025,200	7,699,252

BANKING - COMMERCIAL - 1.6%
Bank of Hawaii Corp.	604,100	27,136,172

BROKERAGE & MONEY MANAGEMENT - 3.6%
Affiliated Managers Group, Inc.*	458,400	35,759,784
T. Rowe Price Group, Inc.	489,650	24,514,327

		60,274,111

BUILDING PRODUCTS - 4.0%
Lumber Liquidators Holdings, Inc.*	1,007,800	24,761,646
Valspar Corp.	1,303,600	41,519,660

		66,281,306

CASINOS & GAMING - 0.4%
International Game Technology	465,560	6,727,342

CELLULAR COMMUNICATIONS - 2.3%
American Tower Corp. Class A*	740,500	37,958,030

CHEMICALS-SPECIALTY - 2.4%
RPM International, Inc.	2,025,210	40,342,183

CONSUMER SERVICES - 2.2%
Rollins, Inc.	1,606,980	37,571,192

DISTRIBUTORS - 1.6%
Watsco, Inc.	496,400	27,639,552

ENERGY - 5.5%
Continental Resources, Inc.*	555,600	25,757,616
Core Laboratories NV (Netherlands)	276,200	24,316,648
FMC Technologies, Inc.*	381,080	26,023,953
Noble Energy, Inc.	223,400	16,775,106

		92,873,323

FURNITURE & FIXTURES - 0.6%
Herman Miller, Inc.	547,200	10,768,896

HEALTH CARE INFORMATION SERVICES - 1.6%
Cerner Corp.*	315,130	26,467,769

HEALTH CARE PRODUCTS - 4.5%
DENTSPLY International, Inc.	1,173,200	37,507,204
Edwards Lifesciences Corp.*	574,470	38,518,214

		76,025,418

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	440,900	27,212,348

INDUSTRIAL CONGLOMERATES - 4.5%
Cooper Industries Plc	777,100	38,023,503
Dionex Corp.*	442,200	38,223,768

		76,247,271

INDUSTRIAL SERVICES - 4.1%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	25,829,572
Waste Connections, Inc.*	1,065,200	42,245,832

		68,075,404

Meridian Growth Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 4.5%
Brown & Brown, Inc.	1,886,550	$38,089,445
Willis Group Holdings Plc (United Kingdom)	1,229,430	37,891,033

		75,980,478

LEISURE & AMUSEMENT - 2.6%
Royal Caribbean Cruises, Ltd.*	1,356,200	42,760,986

METALS - 1.1%
Cameco Corp. (Canada)	638,900	17,716,697

REITS-DIVERSIFIED - 0.7%
Digital Realty Trust, Inc. REIT	193,800	11,957,460

RESTAURANTS - 2.2%
Cracker Barrel Old Country Store, Inc.	725,388	36,820,695

RETAIL - 11.0%
Bed Bath & Beyond, Inc.*	611,700	26,553,897
CarMax, Inc.*	872,100	24,296,706
Coach, Inc.	748,900	32,172,744
Family Dollar Stores, Inc.	774,000	34,179,840
Mattel, Inc.	1,722,700	40,414,542
PetSmart, Inc.	749,500	26,232,500

		183,850,229

TECHNOLOGY - 8.0%
Autodesk, Inc.*	1,027,500	32,849,175
NetApp, Inc.*	570,400	28,400,216
Trimble Navigation, Ltd.*	969,500	33,971,280
Zebra Technologies Corp. Class A*	1,145,513	38,535,057

		133,755,728

TECH-SOFTWARE - 16.7%
Advent Software, Inc.*	660,038	34,447,383
Blackbaud, Inc.	1,407,500	33,836,300
BMC Software, Inc.*	885,700	35,853,136
Citrix Systems, Inc.*	700,100	47,774,824
MICROS Systems, Inc.*	927,900	39,278,007
Nuance Communications, Inc.*	1,030,000	16,109,200
Solera Holdings, Inc.	936,500	41,355,840
Teradata Corp.*	803,300	30,975,248

		279,629,938

TRUCKING - 2.5%
J.B. Hunt Transport Services, Inc.	1,196,300	41,511,610

TOTAL COMMON STOCKS - 94.5% (Cost $1,195,161,825)		1,583,447,348

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bill @ .142%** due 12/09/10 (Face Value $52,000,000)		51,987,520

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $51,986,046)		51,987,520

TOTAL INVESTMENTS - 97.6% (Cost $1,247,147,871)		1,635,434,868

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.4%		39,939,077

NET ASSETS - 100.0%		$1,675,373,945

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Value Fund®
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

AGRICULTURE - 0.4%
Monsanto Co.	79,500	$3,810,435

AIR FREIGHT & LOGISTICS - 2.5%
UTi Worldwide, Inc.	1,312,400	21,103,392

ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
Franklin Resources, Inc.	158,400	16,932,960

AUTOMOTIVE WHOLESALE SERVICES - 2.5%
LKQ Corp.*	1,021,600	21,249,280

BANKING - 3.4%
CVB Financial Corp.	557,900	4,189,829
JPMorgan Chase & Co.	126,200	4,804,434
Northern Trust Corp.	254,800	12,291,552
Wells Fargo & Co.	302,900	7,611,877

		28,897,692

BROKERAGE & MONEY MANAGEMENT - 1.2%
TD Ameritrade Holding Corp.*	633,100	10,224,565

DIVERSIFIED FINANCIAL SERVICES - 4.8%
Broadridge Financial Solutions, Inc.	1,147,000	26,231,890
Equifax, Inc.	495,100	15,447,120

		41,679,010

ENERGY - 3.7%
Apache Corp.	89,900	8,788,624
Forest Oil Corp.*	569,300	16,908,210
Ultra Petroleum Corp.*	145,700	6,116,486

		31,813,320

ENVIRONMENTAL FACILITIES & SERVICES - 2.7%
Waste Management, Inc.	641,400	22,923,636

HEALTH CARE PRODUCTS - 2.9%
Gen-Probe, Inc.*	244,500	11,848,470
Hologic, Inc.*	845,100	13,530,051

		25,378,521

HOME IMPROVEMENT RETAIL - 2.5%
Sherwin-Williams Co. (The)	284,800	21,399,872

HOUSEHOLD APPLIANCES - 2.2%
Stanley Black & Decker, Inc.	310,590	19,032,955

INDUSTRIAL - 2.5%
Curtiss-Wright Corp.	690,100	20,910,030

INDUSTRIAL PRODUCTS - 5.8%
Cummins, Inc.	84,400	7,644,952
Lincoln Electric Holdings, Inc.	303,800	17,565,716
Sealed Air Corp.	1,084,000	24,368,320

		49,578,988

INDUSTRIAL SERVICES - 5.9%
Nalco Holdings Co.	972,000	24,504,120
Ritchie Bros. Auctioneers, Inc. (Canada)	425,700	8,841,789
W.W. Grainger, Inc.	146,500	17,449,615

		50,795,524

INSURANCE - 2.1%
Travelers Cos., Inc. (The)	352,700	18,375,670

INSURANCE BROKERS - 2.8%
Willis Group Holdings Plc (United Kingdom)	788,200	24,292,324

INSURANCE-PROPERTY & CASUALTY - 1.0%
Fidelity National Financial, Inc. Class A	574,100	9,019,111

LEISURE & AMUSEMENT - 5.1%
Carnival Corp.	686,700	26,238,807
Polaris Industries, Inc.	270,075	17,581,882

		43,820,689

METALS - 2.3%
Cameco Corp. (Canada)	356,600	9,888,518
Newmont Mining Corp.	156,400	9,823,484

		19,712,002

Meridian Value Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

OFFICE SERVICES & SUPPLIES - 1.6%
Steelcase, Inc. Class A	1,700,000	$14,161,000

PHARMACEUTICALS - 1.9%
BioMarin Pharmaceutical, Inc.*	719,800	16,087,530

RAILROADS - 2.6%
Union Pacific Corp.	276,400	22,609,520

REITS-DIVERSIFIED - 1.4%
Host Hotels & Resorts, Inc. REIT	842,046	12,192,826

RETAIL - 7.9%
Costco Wholesale Corp.	346,200	22,326,438
Kohl’s Corp.*	434,200	22,873,656
Mattel, Inc.	983,500	23,072,910

		68,273,004

SEMICONDUCTORS - 2.6%
NVIDIA Corp.*	789,200	9,217,856
Power Integrations, Inc.	414,700	13,183,313

		22,401,169

TECHNOLOGY - 10.8%
Acxiom Corp.*	1,142,000	18,112,120
Autodesk, Inc.*	655,100	20,943,547
China Ming Yang Wind Power Group, Ltd ADR* (China)	1,000	14,000
Cisco Systems, Inc.*	912,700	19,988,130
eBay, Inc.*	342,700	8,361,880
Zebra Technologies Corp. Class A*	771,300	25,946,532

		93,366,209

TECH-SOFTWARE - 3.6%
Citrix Systems, Inc.*	389,850	26,603,364
Compuware Corp.*	539,500	4,601,935

		31,205,299

TRUCKING - 1.9%
Heartland Express, Inc.	1,102,900	16,400,123

UTILITIES - 2.3%
Hawaiian Electric Industries, Inc.	861,375	19,415,393

TOTAL COMMON STOCKS - 94.9% (Cost $661,419,698)		817,062,049

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill @ .142%** due 12/09/10 (Face Value $32,000,000)		31,992,320

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $31,991,413)		31,992,320

TOTAL INVESTMENTS - 98.6% (Cost $693,411,111)		849,054,369

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.4%		11,942,496

NET ASSETS - 100.0%		$860,996,865

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
September 30, 2010 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of September 30, 2010 is as follows:

	Equity
Valuation Inputs	Income Fund	Growth Fund	Value Fund

Level 1 - Quoted Prices*	$26,192,236	$1,583,447,348	$817,062,049
Level 2 - Other Significant Observable Inputs**	—	51,987,520	31,992,320
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$26,192,236	$1,635,434,868	$849,054,369

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
September 30, 2010 (Unaudited)

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation, which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$25,182,729	$1,913,086	$(903,579)	$1,009,507
Growth Fund	1,247,147,871	414,701,651	(26,414,654)	388,286,997
Value Fund	693,411,111	168,669,051	(13,025,793)	155,643,258

ITEM 2 — CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Filed herewith

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: November 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling Gregg B. Keeling
CFO & Treasurer

Date: November 16, 2010

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: November 16, 2010